Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000151790 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000151790 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151790 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151790 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151790 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151790 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151790 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151790 | JBS SA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151790 | Vedanta Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151790 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151790 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000151790 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000151790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000151790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000151790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000151790 | China
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000151790 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000151790 | India
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000151790 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000151790 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151790 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151790 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151790 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000151790 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151790 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151790 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151791 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000151791 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151791 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151791 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151791 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151791 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151791 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151791 | JBS SA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151791 | Vedanta Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151791 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151791 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000151791 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151791 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151791 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151791 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000151791 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151791 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151791 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000151791 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151791 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000151791 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000151791 | China
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000151791 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000151791 | India
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000151791 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000151791 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151791 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151791 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151791 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000151791 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151791 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151791 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151792 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000151792 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151792 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151792 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151792 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151792 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151792 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151792 | JBS SA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151792 | Vedanta Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151792 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151792 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000151792 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000151792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000151792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000151792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000151792 | China
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000151792 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000151792 | India
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000151792 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000151792 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151792 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151792 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151792 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000151792 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151792 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151792 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070950 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070950 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070950 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070950 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070950 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070950 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070950 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070950 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000070950 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070950 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070950 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070950 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000070950 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070950 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000070950 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000070950 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070950 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000070950 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070950 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000070950 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000070950 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070950 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000070950 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000070950 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070950 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070950 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070950 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070950 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070950 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070950 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070950 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000070950 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000070949 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070949 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070949 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070949 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070949 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070949 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070949 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070949 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000070949 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070949 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070949 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070949 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000070949 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070949 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000070949 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000070949 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070949 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000070949 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070949 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000070949 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000070949 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070949 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000070949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000070949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070949 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070949 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070949 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000070949 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000135923 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135923 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135923 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135923 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135923 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135923 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135923 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135923 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135923 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000135923 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000135923 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135923 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000135923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000135923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000135923 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135923 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000135923 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135923 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135923 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135923 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135923 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135923 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135923 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135923 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000135923 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135923 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000115556 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115556 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115556 | Loblaw Cos. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115556 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Telstra Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Oversea-Chinese Banking Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Beiersdorf AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115556 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115556 | Others country
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000115556 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000115556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000115556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000115556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115556 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000115556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115556 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000115556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000115556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115556 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115556 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115555 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115555 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115555 | Loblaw Cos. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115555 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Telstra Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Oversea-Chinese Banking Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Beiersdorf AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115555 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115555 | Others country
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000115555 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000115555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115555 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000115555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000115555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115555 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000115555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115555 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115555 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000115555 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000115555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115555 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115555 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145935 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145935 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145935 | Loblaw Cos. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145935 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Telstra Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Oversea-Chinese Banking Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Beiersdorf AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145935 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145935 | Others country
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000145935 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145935 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000145935 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000145935 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145935 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145935 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145935 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145935 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145935 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145935 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000145935 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000145935 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000145935 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000145935 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000145935 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000145935 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000145935 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145935 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145935 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145935 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145935 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076806 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076806 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076806 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076806 | Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076806 | Deutsche Telekom AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076806 | Thomson Reuters Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076806 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076806 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076806 | HSBC Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076806 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076806 | Others country
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000076806 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076806 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076806 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000076806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076806 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000076806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076806 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000076806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076806 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076806 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000076806 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000076806 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076806 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076806 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000076806 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076806 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076806 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076806 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120477 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120477 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120477 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120477 | Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120477 | Deutsche Telekom AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120477 | Thomson Reuters Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120477 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120477 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120477 | HSBC Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120477 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120477 | Others country
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000120477 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000120477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000120477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000120477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120477 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120477 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000120477 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120477 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000120477 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120477 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000120477 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120477 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120477 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120477 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144286 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144286 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144286 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000144286 | Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144286 | Deutsche Telekom AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144286 | Thomson Reuters Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144286 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144286 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144286 | HSBC Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144286 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144286 | Others country
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144286 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144286 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144286 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144286 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144286 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144286 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144286 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000144286 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144286 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144286 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000144286 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144286 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144286 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000144286 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144286 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000144286 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144286 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144286 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144286 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144286 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144286 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124385 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124385 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124385 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124385 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124385 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124385 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124385 | Barclays plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124385 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124385 | Deutsche Bank AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124385 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124385 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000124385 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000124385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000124385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000124385 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124385 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000124385 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000124385 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000124385 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000124385 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124385 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124385 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124385 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124385 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124385 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124386 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124386 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124386 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124386 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124386 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124386 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124386 | Barclays plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124386 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124386 | Deutsche Bank AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124386 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124386 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000124386 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000124386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000124386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000124386 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124386 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000124386 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000124386 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000124386 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000124386 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124386 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124386 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124386 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124386 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124386 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144292 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144292 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144292 | Novartis AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144292 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144292 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144292 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144292 | Barclays plc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144292 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144292 | Deutsche Bank AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144292 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144292 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000144292 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144292 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144292 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144292 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144292 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144292 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000144292 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144292 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144292 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000144292 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144292 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000144292 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000144292 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144292 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144292 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144292 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144292 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144292 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144292 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144292 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144292 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115554 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115554 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000115554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000115554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000115554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000115554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000115554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000115554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000115554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000115554 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115553 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115553 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000115553 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000115553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000115553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000115553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000115553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000115553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000115553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000115553 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145934 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145934 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145934 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145934 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000145934 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145934 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000145934 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000145934 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000145934 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000145934 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000145934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000145934 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076804 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076804 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076804 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000076804 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076804 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076804 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076804 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076804 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076804 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076804 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076804 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076804 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000076804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000076804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000076804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000076804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000076804 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120475 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120475 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120475 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120475 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120475 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120475 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120475 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120475 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120475 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120475 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120475 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120475 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120475 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000120475 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000120475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000120475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000120475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000120475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144284 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144284 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144284 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144284 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144284 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144284 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144284 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144284 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144284 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144284 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144284 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144284 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144284 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000144284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000144284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000144284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144284 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124381 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124381 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124381 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124381 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124381 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124381 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124381 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124381 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124381 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124381 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124381 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000124381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000124381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000124381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000124381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000124381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124381 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124382 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124382 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124382 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124382 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124382 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124382 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124382 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124382 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124382 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124382 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124382 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000124382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000124382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000124382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000124382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000124382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124382 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144290 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144290 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144290 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144290 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144290 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144290 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144290 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144290 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144290 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144290 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144290 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144290 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144290 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000144290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144290 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000144290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000144290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144290 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076805 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076805 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076805 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076805 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076805 | Summit Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076805 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076805 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076805 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076805 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076805 | Aurora Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076805 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076805 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076805 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076805 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000076805 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076805 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076805 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000076805 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076805 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000076805 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120476 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120476 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120476 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120476 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120476 | Summit Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120476 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120476 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120476 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120476 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120476 | Aurora Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120476 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000120476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000120476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000120476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000120476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000120476 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144285 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144285 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144285 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144285 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144285 | Summit Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144285 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144285 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144285 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144285 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144285 | Aurora Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144285 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144285 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144285 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144285 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000144285 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144285 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000144285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000144285 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144285 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000144285 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124383 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124383 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124383 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124383 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124383 | Alkermes plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124383 | Catalyst Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124383 | SITE Centers Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124383 | Perdoceo Education Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124383 | UFP Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000124383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000124383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000124383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000124383 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124384 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124384 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124384 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124384 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124384 | Alkermes plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124384 | Catalyst Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124384 | SITE Centers Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124384 | Perdoceo Education Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124384 | UFP Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000124384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000124384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000124384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000124384 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144291 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144291 | Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144291 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144291 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144291 | Alkermes plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144291 | Catalyst Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144291 | SITE Centers Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144291 | Perdoceo Education Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144291 | UFP Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144291 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144291 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144291 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144291 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144291 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000144291 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144291 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000144291 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000144291 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000144291 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%